Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables1 [Abstract]
Research tax credit	$ 9,039	$ 8,389
Other subsidies	1,812	1,500
Valuation allowance for other subsidies	(1,326)	(1,166)
Total	$ 9,524	$ 8,723